Document and Entity Information	Nov. 13, 2017
Prospectus:
Document Type	497
Document Period End Date	Nov. 13, 2017
Registrant Name	DREYFUS INDEX FUNDS INC
Central Index Key	0000857114
Amendment Flag	false
Document Creation Date	Nov. 13, 2017
Document Effective Date	Nov. 13, 2017
Prospectus Date	Mar. 01, 2017
Dreyfus Smallcap Stock Index Fund | Investor Shares
Prospectus:
Trading Symbol	DISSX
Dreyfus Smallcap Stock Index Fund | Class I
Prospectus:
Trading Symbol	DISIX